DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 98.1%
Argentina - 1.6%
Argentine Republic Government International Bond
1.00%, 7/9/29	$54,589	$18,124
Step Up Coupon,
0.50% to 7/9/23, 0.75% to 7/9/27, 1.75% to 7/9/30	328,076	105,476
Step Up Coupon,
1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.75% to 7/9/28, 5.00% to 7/9/35	420,008	125,582
Step Up Coupon,
2.00% to 7/9/22, 3.85% to 7/9/23, 4.25% to 7/9/24, 5.00% to 7/9/38	233,407	86,711
Step Up Coupon,
2.50% to 7/9/22, 3.50% to 7/9/29, 4.875% to 7/9/41	215,501	73,594
Step Up Coupon,
1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.375% to 7/9/28, 5.00% to 7/9/46	43,000	12,986

(Cost $616,320)		422,473

Armenia - 0.8%
Republic of Armenia International Bond, REGS, 7.15%, 3/26/25
(Cost $215,496)	200,000	212,338

Azerbaijan - 0.8%
Republic of Azerbaijan International Bond, REGS, 4.75%, 3/18/24
(Cost $212,067)	200,000	205,107

Bahrain - 1.5%
Bahrain Government International Bond
REGS, 7.00%, 1/26/26	200,000	215,409
REGS, 6.00%, 9/19/44	200,000	168,832

(Cost $423,585)		384,241

Barbados - 0.2%
Barbados Government International Bond, REGS, 6.50%, 10/1/29
(Cost $48,724)	50,000	49,290

Belarus - 0.2%
Republic of Belarus International Bond, REGS, 5.875%, 2/24/26
(Cost $189,887)	200,000	60,000

Bolivia - 0.4%
Bolivian Government International Bond, REGS, 5.95%, 8/22/23
(Cost $98,568)	100,000	103,970

Brazil - 3.4%
Brazilian Government International Bond
4.625%, 1/13/28	200,000	203,205
4.50%, 5/30/29	100,000	98,678
3.875%, 6/12/30	175,000	163,399
8.25%, 1/20/34	45,000	56,322
7.125%, 1/20/37	125,000	143,916
5.625%, 1/7/41	100,000	97,022
5.00%, 1/27/45	100,000	88,516
5.625%, 2/21/47	50,000	47,284

(Cost $960,713)		898,342

Cayman Islands - 0.7%
Sharjah Sukuk Program Ltd., 3.20%, 7/13/31
(Cost $199,647)	200,000	197,000

Chile - 2.5%
Chile Government International Bond
3.24%, 2/6/28	100,000	101,593
2.55%, 7/27/33	200,000	182,000
3.10%, 5/7/41	200,000	176,250
3.86%, 6/21/47	200,000	194,822

(Cost $740,665)		654,665

China - 0.8%
China Government International Bond, 3.50%, 10/19/28
(Cost $230,813)	200,000	218,522

Colombia - 3.1%
Colombia Government International Bond
8.125%, 5/21/24	25,000	27,644
3.875%, 4/25/27	200,000	192,255
3.25%, 4/22/32	100,000	83,850
6.125%, 1/18/41	150,000	145,409
5.625%, 2/26/44	175,000	157,439
5.00%, 6/15/45	250,000	207,963

(Cost $969,646)		814,560

Costa Rica - 1.7%
Costa Rica Government International Bond
REGS, 4.25%, 1/26/23(a)	200,000	202,821
REGS, 6.125%, 2/19/31	100,000	99,524
REGS, 7.158%, 3/12/45(a)	150,000	146,415

(Cost $413,485)		448,760

Croatia - 0.8%
Croatia Government International Bond,
REGS, 6.00%, 1/26/24
(Cost $220,027)	200,000	213,375

Dominican Republic - 3.5%
Dominican Republic International Bond
REGS, 6.875%, 1/29/26	200,000	218,750
REGS, 6.00%, 7/19/28	100,000	103,575
REGS, 4.50%, 1/30/30	100,000	92,691
REGS, 5.30%, 1/21/41	150,000	129,098
REGS, 7.45%, 4/30/44	200,000	210,415
REGS, 6.85%, 1/27/45	175,000	171,765

(Cost $951,572)		926,294

Ecuador - 2.2%
Ecuador Government International Bond
REGS, 7/31/30, Zero Coupon	50,000	29,627
Step Up Coupon,
144A, 5.00% to 7/31/22, 5.50% to 7/31/23, 6.00% to 7/31/24, 6.90% to 7/31/30	185,000	163,610
Step Up Coupon,
144A, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	345,000	244,875
Step up Coupon,
REGS, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	55,000	39,038
Step Up Coupon,
144A, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	161,000	100,932
Step up Coupon,
REGS, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	5,000	3,134

(Cost $516,495)		581,216

Egypt - 2.0%
Egypt Government International Bond
REGS, 7.50%, 1/31/27	200,000	192,750
REGS, 7.600%, 3/1/29	200,000	180,500
REGS, 8.700%, 3/1/49	200,000	157,500

(Cost $637,407)		530,750

El Salvador - 0.7%
El Salvador Government International Bond
REGS, 6.375%, 1/18/27	40,000	22,204
REGS, 8.625%, 2/28/29	60,000	33,445
144A, 7.65%, 6/15/35	110,000	58,226
REGS, 7.65%, 6/15/35	130,000	68,812

(Cost $306,717)		182,687

Ghana - 1.9%
Ghana Government International Bond
REGS, 10.75%, 10/14/30	200,000	196,000
REGS, 8.125%, 3/26/32	250,000	169,375
REGS, 7.875%, 2/11/35	200,000	131,500

(Cost $651,889)		496,875

Guatemala - 0.6%
Guatemala Government Bond
REGS, 4.90%, 6/1/30	100,000	100,963
REGS, 6.125%, 6/1/50	50,000	51,346

(Cost $169,911)		152,309

Hungary - 2.8%
Hungary Government International Bond
5.375%, 2/21/23	100,000	103,333
5.75%, 11/22/23	96,000	101,663
5.375%, 3/25/24	200,000	212,216
7.625%, 3/29/41	100,000	146,540
REGS, 3.125%, 9/21/51	200,000	165,532

(Cost $768,297)		729,284

Indonesia - 4.1%
Indonesia Government International Bond
3.85%, 10/15/30(a)	250,000	265,791
REGS, 8.50%, 10/12/35	200,000	293,587
REGS, 6.625%, 2/17/37	200,000	253,132
REGS, 7.75%, 1/17/38	200,000	278,036

(Cost $1,160,732)		1,090,546

Ivory Coast (Cote D’Ivoire) - 0.5%
Ivory Coast Government International Bond,
REGS, 5.75%, 12/31/2032
(Cost $129,964)	131,389	128,080

Jamaica - 1.5%
Jamaica Government International Bond
6.75%, 4/28/28	181,000	200,350
7.875%, 7/28/45	150,000	197,526

(Cost $374,250)		397,876

Jordan - 0.8%
Jordan Government International Bond,
REGS, 5.75%, 1/31/27
(Cost $205,629)	200,000	202,247

Kazakhstan - 0.9%
Kazakhstan Government International Bond, REGS, 6.50%, 7/21/45
(Cost $294,197)	200,000	237,000

Kenya - 1.5%
Republic of Kenya Government International Bond
REGS, 6.875%, 6/24/24	200,000	208,000
REGS, 7.25%, 2/28/28	200,000	191,000

(Cost $413,691)		399,000

Kuwait - 0.8%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27
(Cost $215,146)	200,000	211,900

Lebanon - 0.0%
Lebanon Government International Bond, EMTN, 6.85%, 5/25/29(b)
(Cost $22,500)	25,000	3,000

Malaysia - 0.5%
Malaysia Wakala Sukuk Bhd, REGS, 2.07%, 4/28/31(a)
(Cost $153,014)	150,000	145,653

Mexico - 3.3%
Mexico Government International Bond 3.25%, 4/16/30	200,000	194,800
MTN, 8.30%, 8/15/31	50,000	70,025
Series A, MTN, 7.50%, 4/8/33	50,000	66,075
Series A, MTN, 6.75%, 9/27/34	40,000	49,490
6.05%, 1/11/40	76,000	86,792
MTN, 4.75%, 3/8/44	106,000	104,728
5.55%, 1/21/45	40,000	43,750
4.60%, 1/23/46	100,000	96,250
4.60%, 2/10/48	75,000	71,737
4.50%, 1/31/50	50,000	47,250
GMTN, 5.75%, 10/12/10	40,000	40,900

(Cost $918,412)		871,797

Mongolia - 0.8%
Mongolia Government International Bond, REGS, 8.75%, 3/9/24
(Cost $216,340)	200,000	216,340

Morocco - 0.8%
Morocco Government International Bond, REGS, 5.50%, 12/11/42
(Cost $245,979)	200,000	198,766

Namibia - 0.8%
Namibia International Bonds, REGS, 5.25%, 10/29/25
(Cost $208,405)	200,000	205,223

Oman - 3.0%
Oman Government International Bond
REGS, 5.375%, 3/8/27	200,000	203,000
REGS, 5.625%, 1/17/28	200,000	203,750
REGS, 6.00%, 8/1/29	200,000	205,250
REGS, 6.75%, 1/17/48	200,000	192,000

(Cost $713,624)		804,000

Panama - 4.4%
Panama Government International Bond
3.75%, 3/16/25	100,000	103,046
7.125%, 1/29/26	100,000	115,959
3.875%, 3/17/28	150,000	154,846
9.375%, 4/1/29	25,000	34,156
6.70%, 1/26/36	200,000	246,293
4.30%, 4/29/53	50,000	46,970
4.50%, 4/1/56	250,000	240,437
3.87%, 7/23/60	200,000	171,780
4.50%, 1/19/63	50,000	47,100

(Cost $1,306,599)		1,160,587

Paraguay - 0.8%
Paraguay Government International Bond, REGS, 6.10%, 8/11/44
(Cost $257,776)	200,000	215,937

Peru - 3.3%
Peruvian Government International Bond
7.35%, 7/21/25	50,000	57,477
4.125%, 8/25/27	75,000	79,164
2.783%, 1/23/31	100,000	94,914
8.75%, 11/21/33	100,000	146,288
3.00%, 1/15/34	100,000	92,450
6.55%, 3/14/37	40,000	50,801
3.30%, 3/11/41	75,000	67,106
5.625%, 11/18/50 (a)	150,000	187,673
2.78%, 12/1/60	125,000	95,430

(Cost $978,379)		871,303

Philippines - 4.6%
Philippine Government International Bond
5.50%, 3/30/26	200,000	222,886
3.00%, 2/1/28	100,000	101,250
3.75%, 1/14/29	200,000	209,000
9.50%, 2/2/30	200,000	287,250
3.95%, 1/20/40	100,000	99,125
3.70%, 3/1/41	100,000	95,875
3.70%, 2/2/42	200,000	191,750

(Cost $1,308,784)		1,207,136

Poland - 1.6%
Republic of Poland Government International Bond
3.00%, 3/17/23	100,000	101,040
3.25%, 4/6/26	300,000	310,506

(Cost $423,568)		411,546

Qatar - 4.4%
Qatar Government International Bond
REGS, 4.00%, 3/14/29	200,000	218,125
144A, 9.75%, 6/15/30	184,000	278,760
144A, 6.40%, 1/20/40	200,000	277,750
REGS, 6.40%, 1/20/40	100,000	138,875
REGS, 5.103%, 4/23/48	200,000	251,750

(Cost $1,201,989)		1,165,260

Romania - 2.5%
Romanian Government International Bond
REGS, 4.375%, 8/22/23	200,000	206,000
REGS, 4.875%, 1/22/24	100,000	103,950
REGS, 3.00%, 2/14/31(a)	100,000	92,187
144A, 6.125%, 1/22/44	70,000	80,325
REGS, 5.125%, 6/15/48(a)	100,000	102,250
REGS, 4.00%, 2/14/51(a)	90,000	76,838

(Cost $725,365)		661,550

Russia - 1.3%
Russian Foreign Bond - Eurobond
REGS, 4.75%, 5/27/26	200,000	70,000
144A, 4.375%, 3/21/29	200,000	70,000
REGS, 4.375%, 3/21/29	200,000	70,000
REGS, 5.10%, 3/28/35	200,000	70,000
REGS, 5.25%, 6/23/47	200,000	70,000

(Cost $1,150,877)		350,000

Saudi Arabia - 6.1%
KSA Sukuk Ltd.
REGS, 2.25%, 5/17/31	300,000	289,875
Saudi Government International Bond
REGS, 3.25%, 10/26/26	250,000	259,687
REGS, 4.375%, 4/16/29	200,000	222,000
REGS, 2.75%, 2/3/32	200,000	199,500
REGS, 2.25%, 2/2/33	200,000	189,125
REGS, 4.50%, 10/26/46	200,000	217,750
REGS, 5.00%, 4/17/49	200,000	233,250

(Cost $1,654,955)		1,611,187

Senegal - 0.7%
Senegal Government International Bond, REGS, 6.25%, 5/23/33
(Cost $199,526)	200,000	186,000

South Africa - 1.9%
Republic of South Africa Government International Bond
4.30%, 10/12/28	200,000	192,444
5.65%, 9/27/47	200,000	171,899
6.30%, 6/22/48	150,000	140,518

(Cost $517,444)		504,861

Sri Lanka - 1.1%
Sri Lanka Government International Bond
REGS, 5.75%, 4/18/23	100,000	50,994
REGS, 6.85%, 3/14/24	100,000	48,610
144A, 7.85%, 3/14/29	200,000	90,414
REGS, 7.55%, 3/28/30	200,000	89,948

(Cost $477,253)		279,966

Trinidad and Tobago - 0.8%
Trinidad & Tobago Government International Bond, REGS, 4.50%, 8/4/26(a)
(Cost $207,241)	200,000	201,856

Turkey - 3.2%
Turkey Government International Bond
5.75%, 3/22/24	71,000	70,320
7.375%, 2/5/25	55,000	55,697
4.25%, 4/14/26	100,000	89,226
4.875%, 10/9/26	200,000	178,536
5.125%, 2/17/28	85,000	74,281
11.875%, 1/15/30	140,000	170,437
8.00%, 2/14/34	75,000	74,530
6.875%, 3/17/36	100,000	87,764
7.25%, 3/5/38	50,000	45,198

(Cost $914,265)		845,989

Ukraine - 1.1%
Ukraine Government International Bond
144A, 7.75%, 9/1/25	100,000	36,000
REGS, 7.75%, 9/1/25	300,000	108,000
REGS, 7.75%, 9/1/27	250,000	87,439
REGS, 9.75%, 11/1/28	200,000	70,000

(Cost $903,150)		301,439

United Arab Emirates - 3.2%
Abu Dhabi Government International Bond
REGS, 0.75%, 9/2/23	200,000	197,600
REGS, 3.125%, 10/11/27	200,000	210,000
REGS, 4.125%, 10/11/47	200,000	223,000
REGS, 3.875%, 4/16/50	200,000	214,750

(Cost $902,661)		845,350

Uruguay - 4.2%
Uruguay Government International Bond
4.50%, 8/14/24	67,000	69,694
4.375%, 10/27/27	101,000	109,570
4.375%, 1/23/31	162,000	178,691
7.875%, 1/15/33	56,000	78,035
7.625%, 3/21/36	70,000	100,043
4.125%, 11/20/45	48,000	52,262

5.10%, 6/18/50	261,000	311,406
4.975%, 4/20/55	171,000	202,307

(Cost $1,141,314)		1,102,008

Uzbekistan - 0.8%
Republic of Uzbekistan International Bond, REGS, 4.75%, 2/20/24
(Cost $210,113)	200,000	203,000

Zambia - 0.6%
Zambia Government International Bond, REGS, 8.97%, 7/30/27(b)
(Cost $100,198)	200,000	148,768

TOTAL SOVEREIGN BONDS (Cost $29,395,271)		25,867,229

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
(Cost $761,945)	761,945	761,945

CASH EQUIVALENTS - 1.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $253,776)	253,776	253,776

TOTAL INVESTMENTS - 102.0% (Cost $30,410,992)		$26,882,950
Other assets and liabilities, net - (2.0%)		(514,978)

NET ASSETS - 100.0%		$26,367,972

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
500,718	261,227(e)	—	—	—	27	—	761,945	761,945
CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
417,754	1,871,092	(2,035,070)	—	—	55	—	253,776	253,776

918,472	2,132,319	(2,035,070)	—	—	82	—	1,015,721	1,015,721

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $847,359, which is 3.2% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $116,597.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

EMTN:	Euro Medium Term Note
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (f)	$—	$25,867,229	$—	$25,867,229
Short-Term Investments (f)	1,015,721	—	—	1,015,721

TOTAL	$1,015,721	$25,867,229	$—	$26,882,950

(f)	See Schedule of Investments for additional detailed categorizations.